Related Party Transactions - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($) RelatedParty	Dec. 31, 2023 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 45,679,298	$ 39,614,198
Number of Addressees (quantities) | RelatedParty	326	266
Average Amount of Credit Assistance | $	$ 140,121	$ 148,926
Maximum Assistance | $	$ 13,953,698	$ 10,720,085
Natural Persons
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	269	218
Legal Entities
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	57	48